Revenue	6 Months Ended
Jun. 30, 2024
Revenue [abstract]
Revenue
Note 3 - Revenue
Polestar Group disaggregates revenue by major category based on the primary economic factors that may impact the nature, amount, timing, and uncertainty of revenue and cash flows from these customer contracts as seen in the table below:

	For the six months ended June 30,
	2024	2023
		(Restated)
Sales of vehicles[1]	883,621	1,208,791
Sales of software and performance engineered kits	7,891	11,419
Sales of carbon credits	40	532
Vehicle leasing revenue	11,566	7,493
Other revenue	2,695	9,400
Total	$905,813	$1,237,635
1 - Revenue related to sale of vehicles are inclusive of extended and connected services recognized over time.
For the six months ended June 30, 2024 and 2023, other revenue primarily consisted of license revenue generated from sales-based royalties received from Volvo Cars on sales of parts and accessories for Polestar vehicles, software performance upgrades and sale of technology to other related parties.
For the six months ended ended June 30, 2024 and 2023 no sole customer, that is not a related party, exceeded 10% of total revenue.
Contract liabilities

	Sales generated obligation	Deferred revenue - extended service	Deferred revenue - connected service	Deferred revenue - operating leases & other	Total
Balance as of January 1, 2024	37,034	47,564	39,565	50,962	175,125
Provided for during the period	100,974	13,586	4,687	4,212	123,459
Settled during the period	(76,029)	—	—	—	(76,029)
Released during the period	—	(12,821)	(3,049)	(29,445)	(45,315)
Translation differences and other	(767)	(1,316)	(2,117)	(968)	(5,168)
Balance as of June 30, 2024	$61,212	$47,013	$39,086	$24,761	$172,072
of which current	57,434	23,121	6,389	23,031	109,975
of which non-current	3,778	23,892	32,697	1,730	62,097
As of June 30, 2024, contract liabilities amounted to $172,072 of which $61,212 was related to variable consideration payable to fleet customers in the form of volume related bonuses and $110,860 was related to remaining performance obligations associated with sales of vehicles and vehicle leasing revenue.